Operating expenses by nature (Tables)	6 Months Ended
Jun. 30, 2025
Operating expenses by nature
Schedule of operating expenses by nature

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Employee costs[2,3]	$7,729	$5,107	$11,551	$9,675
Office, insurance and other expenses	1,059	1,454	2,257	2,785
Professional services[3]	1,623	1,300	1,986	1,713
Total general administration and business development costs	$10,411	$7,861	$15,794	$14,173

1.Includes general administration costs and business development costs.

2.

Includes share-based compensation expense for the three and six months ended June 30, 2025 of $5.1 million and $8.6 million, respectively (2024: $2.3 million and $4.2 million), of which $3.3 million and $5.2 million, respectively (2024: $0.7 million and $1.2 million) related to mark-to-market remeasurements as a result of increases in the Company’s share price over the respective periods.

3.Certain costs have been presented within business development costs due to their nature.